DEBT 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt, Fiscal Year Maturity [Abstract]
2014	$ 4,685
2015	5,070
2016	5,490
2017	5,935
2018	6,425
Thereafter	14,410
Long-term Debt	$ 42,015	$ 46,350